Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

30.Subsequent events

No other significant activities have taken place subsequent to the balance sheet date December 31, 2023 that have a material impact on the key figures and earnings presented. In connection with the retirement of Mr. William Valle as the member of the Management Board responsible for Care Delivery, Mr. Craig Cordola was appointed to the Management Board, effective January 1, 2024. Effective January 26, 2024, the competent court in Germany approved the Company’s application for the judicial appointment of the six employee representatives to the Supervisory Board. The appointed members of the Supervisory Board are Ms. Stefanie Balling, Ms. Beate Haßdenteufel, Mr. Frank Michael Prescher, Mr. Ralf Erkens, Ms. Regina Karsch, and Dr. Manuela Stauss-Grabo. The judicial appointment will remain effective until completion of the election of employee representatives by the FME AG workforce located in Germany. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.